Related Party Transactions, Private Placement (FY) (Details) - USD ($)	11 Months Ended
	Dec. 31, 2020	Feb. 17, 2021
Class A Ordinary Share [Member]
Private Placement [Abstract]
Number of shares issued upon exercise if warrant (in shares)	1	1
Over-Allotment Option [Member]
Private Placement [Abstract]
Warrants to be issued (in shares)	6,025,000
Share price (in dollar per share)	$ 10.00	$ 10.00
Proceeds from issuance of warrants	$ 6,025,000
Private Placement Warrants [Member]
Private Placement [Abstract]
Warrants to be issued (in shares)	5,500,000
Share price (in dollar per share)	$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 5,500,000
Exercise price of warrants (in dollar per share)	$ 11.50
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Private Placement [Abstract]
Warrants to be issued (in shares)	6,025,000
Share price (in dollar per share)	$ 1.00